Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Property and equipment, net
Property plant and equipment, gross	$ 152,843		¥ 848,785		¥ 1,093,485
Less: accumulated depreciation	(75,350)		(412,953)		(539,076)
Construction in progress	1,898		14,158		13,578
Property and equipment, net	79,391		449,990		567,987
Depreciation expenses	21,358	¥ 152,801	112,294	¥ 62,483
Impairment of long-lived assets other than goodwill		¥ 0	0	¥ 0
Furniture
Property and equipment, net
Property plant and equipment, gross	8,396		45,833		60,071
Electronic equipment
Property and equipment, net
Property plant and equipment, gross	25,756		121,036		184,265
Vehicles
Property and equipment, net
Property plant and equipment, gross	535		2,594		3,828
Leasehold improvements
Property and equipment, net
Property plant and equipment, gross	111,897		634,546		800,545
Buildings
Property and equipment, net
Property plant and equipment, gross	$ 6,259		¥ 44,776		¥ 44,776